Consolidated Statement Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Earnings [Abstract]
Revenues, Net of Royalties	$ 5,160	$ 8,467	$ 8,870
Expenses
Production and mineral taxes	105	198	217
Transportation and processing	1,231	1,193	1,100
Operating	794	866	827
Purchased product	349	635	739
Depreciation, depletion and amortization	1,956	2,282	2,008
Impairments	4,695	2,249
Accretion of asset retirement obligation	53	50	46
Administrative	392	350	362
Interest	522	468	501
Foreign exchange (gain) loss, net	(107)	133	(251)
Other	1	21	2
Total Expenses	9,991	8,445	5,551
Net Earnings (Loss) Before Income Tax	(4,831)	22	3,319
Income tax expense (recovery)	(2,037)	17	976
Net Earnings (Loss)	$ (2,794)	$ 5	$ 2,343
Net Earnings (Loss) per Common Share
Basic	$ (3.79)	$ 0.01	$ 3.17
Diluted	$ (3.79)	$ 0.01	$ 3.17